Income Taxes - Deferred income tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss	$ 7,349,101	$ 3,912,753
Other	19,796	18,110
Total income tax expense (benefit)	7,368,897	3,930,863
Valuation allowance	(6,189,651)	(3,223,368)
Net deferred tax assets:	1,179,246	707,495
Deferred tax liabilities:
Intangibles (non-goodwill)	(2,123)	(1,661)
Property and equipment	(1,429,276)	(840,471)
Total deferred tax liabilities	(1,431,399)	(842,132)
Total net deferred tax liability	$ (252,153)	$ (134,637)